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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



          Report for the Calendar Year or Quarter Ended December 31,2000

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.


Century Management--------------------------------------------------------
Name of Institutional Investment Manager


1301 Capital of TX Hwy. Suite B-228     Austin              TX             78746
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:


Jim Brilliant                    Vice President                  (512) 329-0050
Name                               (Title)                            (Phone)


                                      /s/ Jim Brilliant
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                      Austin, Texas, January 10, 2001
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      ______0______

Form 13F Information Table Entry Total: ______55_____

Form 13F Information Table Value Total: $__176,416___
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


***NONE***

                                    FORM 13F

                                INFORMATION TABLE


                                                                         PAGE  1

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                           ITEM 2  ITEM 3       ITEM 4    ITEM 5         ITEM 6             ITEM 7           ITEM 8
                                                       FAIR             INVESTMENT DISCRETION                 VOTING AUTHORITY
                                 TITLE                MARKET                                        OTHER
NAME OF ISSUER                    OF     CUSIP         VALUE    SHARE   SOLE   SHARED   NONE      MANAGERS    SOLE   SHARED  NONE
                                 CLASS   NUMBER       (x$1000)  AMOUNT   (A)     (B)     (C)                   (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
A. Schulman                     COM     808194104       743     64,580    SOLE                          X
AAR Corp.                       COM     361105          2,605   206,340   SOLE                          X
Adaptec Inc.                    COM     00651f108       593     57,875    SOLE                          X
American Express                COM     25816109        739     13,448    SOLE                          X
American Tel & Tel              COM     1957109         368     21,333    SOLE                          X
Ampco Pittsburgh                COM     32037103        424     35,360    SOLE                          X
Angelica Corp                   COM     34663104        1,081   115,295   SOLE                          X
Apogee Enterprises              COM     37598109        1,773   329,843   SOLE                          X
Barrick Gold Corp               COM     67901108        5,194   317,066   SOLE                          X
Berkshire Hathaway Cl B         COM     084670207       1,648   700       SOLE                          X
Blair Corp                      COM     092828102       1,808   97,100    SOLE                          X
Cntl Fnd of CDA Cl A            COM     153501101       189     59,150    SOLE                          X
Cone Mills Corp                 COM     206814105       373     145,492   SOLE                          X
Cooper Tire & Rubber            COM     216831107       185     17,415    SOLE                          X
Corning Inc.                    COM     219350105       2,702   51,154    SOLE                          X
CPI Corp.                       COM     125902106       15,975  798,732   SOLE                          X
Cummins Engine                  COM     231021106       2,652   69,915    SOLE                          X
Diageo PLC                      COM     25243Q205       2,612   58,867    SOLE                          X
Dress Barn                      COM     261570105       1,513   52,160    SOLE                          X
Dun & Bradstreet                COM     26483e100       1,805   69,748    SOLE                          X
Dynamics Research               COM     268057106       1,422   183,515   SOLE                          X
Eastman Kodak                   COM     277461109       7,345   186,551   SOLE                          X
Ethan Allen Interiors           COM     297602104       5,189   154,900   SOLE                          X
Evans & Sutherland              COM     299096107       2,842   366,660   SOLE                          X
Federal Home Loan Mortgage      COM     313400301       3,144   45,655    SOLE                          X
Gardner Denver Inc.             COM     365558105       2,830   132,855   SOLE                          X
Great Lakes Chemical            COM     390568103       8,186   220,120   SOLE                          X
Hancock Fabrics Inc             COM     409900107       1,585   461,095   SOLE                          X
Japan OTC Equity                COM     471091108       604     105,010   SOLE                          X
Lawson Products                 COM     520776105       7,953   292,506   SOLE                          X
Lufkin Industries               COM     549764108       3,884   216,535   SOLE                          X
M B I A Inc                     COM     55262C100       3,081   41,560    SOLE                          X
Matrix Services                 COM     576853105       5,780   973,539   SOLE                          X
Maxwell Technologies            COM     577767106       8,457   566,160   SOLE                          X
MetroLogic Instruments          COM     591676101       488     81,380    SOLE                          X
Moody's Corp.                   COM     615369105       3,588   139,685   SOLE                          X
Newhall Land & Farming          COM     651426108       215     9,252     SOLE                          X
Newmont Mining                  COM     651639106       2,224   130,342   SOLE                          X
Nicor Inc                       COM     654086107       3,549   82,170    SOLE                          X
Pilgrim Gold Fund               COM     528901101       34      13,214    SOLE                          X
PPG Industries Inc.             COM     693506107       5,640   121,780   SOLE                          X
Raven Industries                COM     754212108       238     14,100    SOLE                          X
Readers Digest Class B Voting   COM     755267200       577     16,490    SOLE                          X
Regal Beloit                    COM     758750103       3,197   187,425   SOLE                          X
Rollins Inc                     COM     775711104       1,559   77,705    SOLE                          X
Royce Value Trust               COM     780910105       473     32,786    SOLE                          X
Sears Roebuck                   COM     812387108       2,811   80,892    SOLE                          X
Shaw Industries Inc             COM     820286102       6,396   337,758   SOLE                          X
Sigma Aldrich                   COM     826552101       3,421   87,012    SOLE                          X
SL Inds Inc.                    COM     784413106       265     23,135    SOLE                          X
Snap-On Inc                     COM     833034101       7,518   269,705   SOLE                          X
Southwest Gas                   COM     844895102       6,187   282,845   SOLE                          X
TBC Corp.                       COM     872180104       1,403   307,580   SOLE                          X
Toys R Us                       COM     892335100       18,325  1,098,108 SOLE                          X
Wolohan Lumber                  COM     977865104       1,025   95,355    SOLE                          X